UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06548

Nuveen Select Tax-Free Income Portfolio
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         12/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Select Tax-Free Income Portfolio (NXP)
	December 31, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 96.6%

	MUNICIPAL BONDS – 96.6%

	Alaska – 0.9%
$ 2,675	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/16 at 100.00	B3	$ 2,235,391
	Series 2006A, 5.000%, 6/01/46
	Arizona – 1.4%
2,500	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series	3/21 at 100.00	A	2,784,350
	2011B-1&2, 5.250%, 3/01/39
625	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	10/20 at 100.00	A3	693,956
	Company, Series 2010A, 5.250%, 10/01/40
3,125	Total Arizona			3,478,306
	Arkansas – 0.7%
6,555	Arkansas Development Finance Authority, Tobacco Settlement Revenue Bonds, Arkansas Cancer	No Opt. Call	Aa2	1,764,737
	Research Center Project, Series 2006, 0.000%, 7/01/46 – AMBAC Insured
	California – 16.5%
2,000	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate	10/17 at 100.00	BBB+	2,138,120
	Lien Series 2004A, 5.450%, 10/01/25 – AMBAC Insured
4,245	Anaheim City School District, Orange County, California, General Obligation Bonds, Election	No Opt. Call	AA	2,451,318
	2002 Series 2007, 0.000%, 8/01/31 – AGM Insured
2,840	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement	No Opt. Call	AA	1,652,852
	Project, Series 1997C, 0.000%, 9/01/30 – AGM Insured
3,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/23 at 100.00	AA–	3,434,460
	2013S-4, 5.000%, 4/01/38
2,310	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System,	7/23 at 100.00	AA–	2,678,745
	Series 2013A, 5.000%, 7/01/33
1,630	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/23 at 100.00	A+	1,881,835
	2013I, 5.000%, 11/01/38
895	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	N/R (4)	1,074,277
	Project, Series 2009, 6.750%, 2/01/38 (Pre-refunded 8/01/19)
3,790	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/16 at 33.78	Aa1 (4)	1,276,737
	2006C, 0.000%, 8/01/36 (Pre-refunded 8/01/16) – AGM Insured
2,645	Cypress Elementary School District, Orange County, California, General Obligation Bonds,	No Opt. Call	AA	1,221,249
	Series 2009A, 0.000%, 5/01/34 – AGM Insured
2,710	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	No Opt. Call	A+	1,852,448
	Asset-Backed Revenue Bonds, Series 2005A, 0.000%, 6/01/28 – AMBAC Insured
1,395	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B+	1,388,178
	Bonds, Series 2007A-1, 4.500%, 6/01/27
2,350	Golden Valley Unified School District, Madera County, California, General Obligation Bonds,	8/17 at 56.07	AA	1,282,677
	Election 2006 Series 2007A, 0.000%, 8/01/29 – AGM Insured
3,030	Grossmont Union High School District, San Diego County, California, General Obligation Bonds,	No Opt. Call	Aa3	2,356,613
	Series 2006, 0.000%, 8/01/25 – NPFG Insured
1,000	Moreno Valley Unified School District, Riverside County, California, General Obligation Bonds,	No Opt. Call	AA–	823,230
	Series 2007, 0.000%, 8/01/23 – NPFG Insured
1,160	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	842,299
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43
5,395	Napa Valley Community College District, Napa and Sonoma Counties, California, General	8/17 at 46.57	Aa2	2,437,029
	Obligation Bonds, Election 2002 Series 2007C, 0.000%, 8/01/32 – NPFG Insured
2,180	New Haven Unified School District, Alameda County, California, General Obligation Bonds,	No Opt. Call	AA–	1,188,013
	Series 2004A, 0.000%, 8/01/28 – NPFG Insured
590	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Ba1	653,838
	6.750%, 11/01/39
4,390	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	No Opt. Call	A+	2,511,124
	Development Project, Series 1999, 0.000%, 8/01/29 – AMBAC Insured
1,700	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of	No Opt. Call	AA– (4)	811,223
	Participation, Series 2006, 0.000%, 10/01/34 – FGIC Insured (ETM)
8,000	Poway Unified School District, San Diego County, California, General Obligation Bonds, School	No Opt. Call	AA–	4,253,520
	Facilities Improvement District 2007-1, Election 2008 Series 2009A, 0.000%, 8/01/33
2,110	Sierra Sands Unified School District, Kern County, California, General Obligation Bonds,	No Opt. Call	AA	1,384,540
	Election of 2006, Series 2006A, 0.000%, 11/01/28 – FGIC Insured
1,195	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	No Opt. Call	B–	1,115,652
	Bonds, Series 2005A-1, 5.500%, 6/01/45
1,150	Woodside Elementary School District, San Mateo County, California, General Obligation Bonds,	No Opt. Call	AAA	703,984
	Election of 2005, Series 2007, 0.000%, 10/01/30 – AMBAC Insured
61,710	Total California			41,413,961
	Colorado – 4.6%
1,780	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	1/23 at 100.00	A+	1,991,250
	Series 2013A, 5.250%, 1/01/45
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA–	1,104,630
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
1,935	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B,	11/23 at 100.00	A	2,178,481
	5.000%, 11/15/43
250	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%,	No Opt. Call	AA–	156,120
	9/01/29 – NPFG Insured
12,500	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2006A, 0.000%,	9/26 at 54.77	AA–	4,485,125
	9/01/38 – NPFG Insured
2,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 9/01/32 –	9/20 at 50.83	AA–	854,100
	NPFG Insured
620	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/25 at 100.00	BBB	700,712
	Bonds, Refunding Series 2015A, 5.000%, 12/01/35
20,085	Total Colorado			11,470,418
	Connecticut – 2.2%
2,350	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/16 at 100.00	AAA	2,400,784
	Series 2007Z-1, 5.000%, 7/01/42
3,000	University of Connecticut, General Obligation Bonds, Refunding Series 2014A, 4.000%, 2/15/16	No Opt. Call	AA	3,014,250
5,350	Total Connecticut			5,415,034
	Florida – 1.8%
580	Halifax Hospital Medical Center, Daytona Beach, Florida, Hospital Revenue Bonds, Series 2006,	6/16 at 100.00	A–	587,865
	5.375%, 6/01/46
1,420	Halifax Hospital Medical Center, Daytona Beach, Florida, Hospital Revenue Bonds, Series 2006,	6/16 at 100.00	N/R (4)	1,449,280
	5.375%, 6/01/46 (Pre-refunded 6/01/16)
2,500	JEA St. Johns River Power Park System, Florida, Revenue Bonds, 2012-Issue 2 Series 25,	No Opt. Call	Aa2	2,585,625
	5.000%, 10/01/16
4,500	Total Florida			4,622,770
	Illinois – 9.8%
	Board of Trustees of Southern Illinois University, Housing and Auxiliary Facilities System
	Revenue Bonds, Series 1999A:
2,465	0.000%, 4/01/20 – NPFG Insured	No Opt. Call	AA–	2,169,249
2,000	0.000%, 4/01/23 – NPFG Insured	No Opt. Call	AA–	1,541,700
735	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series	12/21 at 100.00	B+	619,443
	2011A, 5.000%, 12/01/41
1,370	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien	1/17 at 100.00	AA	1,426,773
	Series 2008B, 5.000%, 1/01/20 – AGM Insured
260	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A,	7/23 at 100.00	A–	309,059
	6.000%, 7/01/43
1,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series	8/19 at 100.00	N/R (4)	1,205,010
	2009, 6.875%, 8/15/38 (Pre-refunded 8/15/19)
1,050	Illinois Finance Authority, Revenue Bonds, University of Chicago, Tender Option Bond Trust	7/17 at 100.00	AA+ (4)	1,182,731
	2015-XF0248, 9.272%, 7/01/46 (Pre-refunded 7/01/17) (IF) (5)
2,100	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical	8/18 at 100.00	BBB+	2,228,373
	Centers, Series 2008A, 5.500%, 8/15/30
2,190	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/23	No Opt. Call	A–	2,424,637
1,000	Kendall, Kane, and Will Counties Community Unit School District 308 Oswego, Illinois, General	No Opt. Call	Aa2	781,700
	Obligation Bonds, Series 2008, 0.000%, 2/01/24 – AGM Insured
1,520	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AA–	1,483,322
	Project, Series 1993A, 0.000%, 6/15/17 – NPFG Insured
470	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AA– (4)	463,716
	Project, Series 1993A, 0.000%, 6/15/17 – NPFG Insured (ETM)
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
1,720	0.000%, 12/15/29 – NPFG Insured	No Opt. Call	AA–	967,586
810	0.000%, 6/15/30 – NPFG Insured	No Opt. Call	AA–	441,345
6,070	0.000%, 12/15/31 – NPFG Insured	No Opt. Call	AA–	3,047,686
5,000	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	AA–	1,929,800
1,775	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015, 5.000%, 3/01/28	3/25 at 100.00	A	2,075,721
310	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013,	10/23 at 100.00	A	357,077
	6.000%, 10/01/42
31,845	Total Illinois			24,654,928
	Indiana – 0.5%
270	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project,	9/24 at 100.00	BBB	303,971
	Series 2014, 5.250%, 9/01/34 (Alternative Minimum Tax)
485	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	A+	503,891
	Indiana, Series 2007, 5.500%, 3/01/37
515	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	N/R (4)	543,871
	Indiana, Series 2007, 5.500%, 3/01/37 (Pre-refunded 3/01/17)
1,270	Total Indiana			1,351,733
	Iowa – 2.7%
1,665	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	No Opt. Call	BB–	1,763,435
	Project, Series 2013, 5.000%, 12/01/19
1,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/16 at 100.00	B+	965,230
	5.375%, 6/01/38
4,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	4,002,480
	5.600%, 6/01/34
6,665	Total Iowa			6,731,145
	Kansas – 0.2%
500	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Refunding Series 2006,	7/16 at 100.00	A1	505,700
	4.875%, 7/01/36
	Kentucky – 1.1%
2,500	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare	8/21 at 100.00	A+	2,692,800
	System Obligated Group, Series 2011, 5.250%, 8/15/46
	Massachusetts – 1.4%
1,075	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding Series 2006, 5.000%,	5/17 at 100.00	A–	1,132,781
	5/01/18 – AMBAC Insured
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A–	542,035
	Series 2008E-1 &2, 5.000%, 7/01/28
1,790	Massachusetts Housing Finance Agency, Housing Bonds, Series 2009F, 5.700%, 6/01/40	12/18 at 100.00	AA–	1,885,264
3,365	Total Massachusetts			3,560,080
	Michigan – 2.6%
355	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A–	393,230
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
1,500	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2001E, 5.750%,	7/18 at 100.00	AA+	1,637,265
	7/01/31 – BHAC Insured
2,500	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%,	7/16 at 100.00	AA–	2,527,625
	7/01/33 – FGIC Insured
2,075	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2004A, 4.500%,	7/16 at 100.00	AA–	2,088,280
	7/01/25 – NPFG Insured
6,430	Total Michigan			6,646,400
	Minnesota – 0.8%
2,000	Minnesota State, General Fund Appropriation Refunding Bonds, Series 2012B, 4.000%, 3/01/16	No Opt. Call	AA	2,012,920
	Missouri – 2.6%
360	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales	10/18 at 100.00	AA+	394,391
	Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/28
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds,
	Series 2004B-1:
1,165	0.000%, 4/15/23 – AMBAC Insured	No Opt. Call	AA	984,868
5,000	0.000%, 4/15/30 – AMBAC Insured	No Opt. Call	AA–	3,047,600
2,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/23 at 100.00	A2	2,225,880
	CoxHealth, Series 2013A, 5.000%, 11/15/38
8,525	Total Missouri			6,652,739
	Nevada – 2.3%
750	Clark County, Nevada, Airport Revenue Bonds, Tender Option Bond Trust Series 11823, 20.155%,	No Opt. Call	A+	1,225,500
	1/01/18 (IF)
1,250	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	A+	1,397,250
	International Airport, Series 2010A, 5.250%, 7/01/42
1,500	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	BBB	1,702,815
	8.000%, 6/15/30
1,500	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2011D,	No Opt. Call	AA+	1,529,310
	5.000%, 6/01/16
5,000	Total Nevada			5,854,875
	New Jersey – 8.5%
940	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	AA	1,040,947
	Replacement Project, Series 2013, 5.125%, 1/01/39 – AGM Insured (Alternative Minimum Tax)
2,550	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	1/16 at 100.00	AA–	2,578,764
	2004A, 5.250%, 7/01/33 – NPFG Insured
1,035	New Jersey Economic Development Authority, School Facilities Construction Financing Program	3/21 at 100.00	A–	1,123,875
	Bonds, Refunding Series 2011GG, 5.000%, 9/01/22
260	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital	7/25 at 100.00	AA	292,071
	Issue, Refunding Series 2015A, 5.000%, 7/01/29 – AGM Insured
35,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	AA	14,149,449
	2006C, 0.000%, 12/15/34 – AGM Insured
2,500	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B–	2,086,200
	Series 2007-1A, 5.000%, 6/01/41
42,285	Total New Jersey			21,271,306
	New Mexico – 2.3%
1,000	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, St Anthony, Series	9/17 at 100.00	N/R	1,013,690
	2007A, 5.250%, 9/01/42 (Alternative Minimum Tax)
4,650	State of New Mexico, State Severance Tax Revenue Bonds, Refunding Series 2010D, 5.000%, 7/01/16	No Opt. Call	Aa1	4,759,367
5,650	Total New Mexico			5,773,057
	New York – 4.2%
4,500	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds,	9/16 at 100.00	N/R (4)	4,643,864
	Education Series 2006D, 5.000%, 3/15/36 (Pre-refunded 9/15/16)
500	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	565,580
	2011A, 5.250%, 2/15/47
1,810	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%,	2/17 at 100.00	A	1,879,052
	2/15/47 – FGIC Insured
840	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/17 at 100.00	AAA	881,572
	Series 2007B, 4.750%, 11/01/27
1,660	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/17 at 100.00	N/R (4)	1,748,412
	Series 2007B, 4.750%, 11/01/27 (Pre-refunded 5/01/17)
780	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB	914,215
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
10,090	Total New York			10,632,695
	North Carolina – 0.5%
1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2008C,	1/19 at 100.00	AAA	1,170,330
	6.750%, 1/01/24 (Pre-refunded 1/01/19)
	Ohio – 2.2%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
1,670	6.000%, 6/01/42	6/17 at 100.00	B–	1,485,582
1,000	6.500%, 6/01/47	6/17 at 100.00	B–	934,800
1,975	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B–	1,813,978
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
1,105	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	1,219,589
	2013A-1, 5.000%, 2/15/48
5,750	Total Ohio			5,453,949
	Oklahoma – 1.2%
1,000	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005,	9/16 at 100.00	BBB–	1,017,030
	5.375%, 9/01/36
2,000	Oklahoma City, Oklahoma, General Obligation Bonds, Refunding Series 2015, 2.000%, 9/01/16	No Opt. Call	AAA	2,021,940
3,000	Total Oklahoma			3,038,970
	Pennsylvania – 0.7%
1,490	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/20 at 100.00	AA–	1,668,621
	Bonds, Series 2010B, 5.000%, 12/01/30
	Puerto Rico – 1.4%
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
17,500	0.000%, 8/01/41 – NPFG Insured	No Opt. Call	AA–	3,393,950
1,000	0.000%, 8/01/43 – NPFG Insured	No Opt. Call	AA–	170,600
18,500	Total Puerto Rico			3,564,550
	Texas – 13.3%
3,385	Alief Independent School District, Harris County, Texas, General Obligation Bonds, Refunding	No Opt. Call	Aaa	3,405,344
	Series 2013A, 5.000%, 2/15/16
250	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011,	1/21 at 100.00	BBB+	286,833
	6.000%, 1/01/41
110	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A,	7/25 at 100.00	BBB+	125,722
	5.000%, 1/01/33
3,000	Fort Worth Independent School District, Tarrant County, Texas, General Obligation Bonds,	No Opt. Call	AAA	3,088,170
	Refunding Series 2006, 5.000%, 2/15/18
1,100	Fort Worth Independent School District, Tarrant County, Texas, General Obligation Bonds,	No Opt. Call	AAA	1,106,644
	Series 2008, 5.000%, 2/15/16
5,565	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, First Tier Series	10/23 at 100.00	BBB+	6,238,642
	2013A, 5.500%, 4/01/53
3,415	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H,	No Opt. Call	AA–	1,796,768
	0.000%, 11/15/30 – NPFG Insured
4,230	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3,	11/24 at 52.47	AA–	1,493,486
	0.000%, 11/15/35 – NPFG Insured
4,015	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Senior Lien	11/30 at 61.17	AA	1,373,652
	Series 2001A, 0.000%, 11/15/38 – NPFG Insured
2,540	Irving Independent School District, Dallas County, Texas, General Obligation Bonds, Refunding	2/16 at 86.13	AAA	2,186,991
	Series 2006, 0.000%, 2/15/19 (Pre-refunded 2/15/16)
1,780	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/16 at 35.23	AAA	624,655
	Bonds, Series 2007, 0.000%, 8/15/37 (Pre-refunded 8/15/16)
2,260	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/20 at 100.00	Baa1	2,494,385
	Southwest Airlines Company, Series 2010, 5.250%, 11/01/40
2,000	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Capital Appreciation	1/25 at 100.00	A1	2,559,440
	Series 2008I, 6.500%, 1/01/43
5,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	5,670,499
	2012, 5.000%, 12/15/26
830	Wood County Central Hospital District, Texas, Revenue Bonds, East Texas Medical Center Quitman	11/21 at 100.00	Baa3	917,598
	Project, Series 2011, 6.000%, 11/01/41
39,480	Total Texas			33,368,829
	Virginia – 3.2%
1,000	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage	10/17 at 100.00	BBB	1,037,480
	Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/42
2,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles	10/28 at 100.00	BBB+	2,186,160
	Metrorail Capital Appreciation, Second Senior Lien Series 2010B, 0.000%, 10/01/44
400	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds,	6/16 at 100.00	Baa1	403,460
	MediCorp Health System, Series 2006, 5.250%, 6/15/37
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River
	Crossing, Opco LLC Project, Series 2012:
1,000	5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	1,115,100
650	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	751,095
1,010	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	1,121,575
1,390	Virginia Small Business Financing Authority, Wellmont Health System Project Revenue Bonds,	9/17 at 100.00	BBB+	1,450,813
	Series 2007A, 5.250%, 9/01/37
7,450	Total Virginia			8,065,683
	Washington – 4.4%
1,375	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding	7/16 at 100.00	Aa1 (4)	1,406,529
	Series 2006A, 5.000%, 7/01/21 (Pre-refunded 7/01/16)
2,000	Pierce County School District 3 Puyallup, Washington, General Obligation Bonds, Refunding	No Opt. Call	AA+	2,038,740
	Series 2004, 5.000%, 6/01/16 – AGM Insured
2,250	Seattle, Washington, General Obligation Bonds, Refunding and Improvement Series 2010B,	No Opt. Call	AAA	2,311,380
	5.000%, 8/01/16 (5)
990	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	1,107,147
	Center, Series 2011A, 5.625%, 1/01/35
2,500	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, Series 2008D, 5.000%,	1/18 at 100.00	AA+ (4)	2,705,050
	1/01/33 (Pre-refunded 1/01/18)
2,115	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003F, 0.000%,	No Opt. Call	AA+	1,555,815
	12/01/27 – NPFG Insured
11,230	Total Washington			11,124,661
	West Virginia – 0.9%
500	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health	6/16 at 100.00	A	503,690
	Project, Series 2006A, 4.500%, 6/01/26 – AMBAC Insured
1,500	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health	6/23 at 100.00	A	1,718,145
	System Obligated Group, Refunding and Improvement Series 2013A, 5.500%, 6/01/44
2,000	Total West Virginia			2,221,835
	Wisconsin – 1.7%
1,645	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc.,	6/22 at 100.00	A2	1,793,066
	Series 2012, 5.000%, 6/01/39
1,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	A–	1,538,865
	Healthcare System, Series 2006A, 5.250%, 8/15/31
980	Wisconsin, General Obligation Refunding Bonds, Series 2003-3, 5.000%, 11/01/26	5/16 at 100.00	AA	983,990
4,125	Total Wisconsin			4,315,921
324,150	Total Municipal Bonds (cost $215,696,373)			242,734,344

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0%

	Transportation – 0.0%
$ 210	Las Vegas Monorail Company, Senior Interest Bonds (6), (7)	5.500%	7/15/19	N/R	$ 6,297
56	Las Vegas Monorail Company, Senior Interest Bonds (6), (7)	3.000%	7/15/55	N/R	1,674
$ 266	Total Corporate Bonds (cost $23,822)				7,971
	Total Long-Term Investments (cost $215,720,195)				242,742,315
	Other Assets Less Liabilities – 3.4% (8)				8,660,382
	Net Assets – 100%				$ 251,402,697

Investments in Derivatives as of December 31, 2015

Interest Rate Swaps outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (9)	Date	(Depreciation)
JPMorgan	$9,200,000	Receive	USD-BMA	1.940%	Quarterly	6/29/16	6/29/26	$(217,836)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$242,734,344	$ —	$242,734,344
Corporate Bonds	—	—	7,971	7,971
Investments in Derivatives:
Interest Rate Swaps*	—	(217,836)	—	(217,836)
Total	$ —	$242,516,508	$ 7,971	$242,524,479
* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2015, the cost of investments (excluding investments in derivatives) was $214,090,578.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of December 31, 2015, were as follows:

Gross unrealized:
Appreciation	$29,212,340
Depreciation	(560,603)
Net unrealized appreciation (depreciation) of investments	$28,651,737

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(7)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on
July 15, 2055. The Fund is not accruing income for either senior interest corporate bond.
(8)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.
(9)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
USD-BMA	United States Dollar-Bond Market Association

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Select Tax-Free Income Portfolio

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         February 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         February 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         February 29, 2016